Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents
Cash and Cash Equivalents

3.Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents balance as of December 31, 2023 and 2024 primarily consist of the following currencies:

	December 31, 2023	December 31, 2024
	RMB	RMB
Cash and cash equivalents:
RMB	405,467	252,924
US$	81,253	169,049
Others	8,245	19,885
Total cash and cash equivalents	494,965	441,858